Additional Information - Condensed Financial Statements of the Company - Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net cash (used in) operating activities		$ 26,588	¥ 172,980	¥ 203,686	¥ 220,812
Cash flows from investing activities:
Placement of term deposits and short term investments		(423,425)	(2,754,930)	(3,199,923)	(3,288,344)
Maturity of term deposits and short term investments		429,934	2,797,282	3,189,803	2,562,584
Investments in available-for-sale investments					(352,008)
Issuance of convertible loans to a related party				(228,280)
Loans provided to a related party		(11,374)	(74,000)	(45,865)
Loans repaid by a related party		8,155	53,058
Net cash used in investing activities*	[1]	(983)	(6,390)	(313,547)	(1,131,868)
Cash flows from financing activities:
Proceeds from exercise of stock options		1,901	12,368	2,436	6,944
Repurchase of ordinary shares					(66,417)
Net cash provided by/(used in) financing activities		(2,495)	(16,234)	217,148	64,366
Cash and cash equivalents at the beginning of the year			202,694	310,669
Cash and cash equivalents at the end of the year		55,771	362,862	202,694	310,669
Parent Company
Cash flows from operating activities:
Net cash (used in) operating activities		(1,242)	(8,078)	(2,323)	(8,754)
Cash flows from investing activities:
Placement of term deposits and short term investments		(14,443)	(93,970)		(83,854)
Maturity of term deposits and short term investments		14,443	93,970	83,854
Investments in available-for-sale investments					(352,008)
Issuance of convertible loans to a related party				(228,280)
Loans provided to a related party				(45,865)
Loans repaid by a related party		8,155	53,058
Investments in investments using equity accounting				(3,554)	(35,757)
Net cash used in investing activities*		8,155	53,058	(193,845)	(471,619)
Cash flows from financing activities:
Borrowings from subsidiaries and VIEs				212,441	212,435
Payments to subsidiaries and VIEs		(7,511)	(48,871)
Proceeds from exercise of stock options		1,901	12,368	2,436	6,944
Repurchase of ordinary shares					(66,417)
Net cash provided by/(used in) financing activities		(5,610)	(36,503)	214,877	152,962
Net (decrease)/ increase in cash and cash equivalents		1,303	8,477	18,709	(327,411)
Cash and cash equivalents at the beginning of the year		5,031	32,731	14,022	341,433
Cash and cash equivalents at the end of the year		$ 6,334	¥ 41,208	¥ 32,731	¥ 14,022

[1]	The Group has early adopted the guidance of ASU 2016-18 issued by FASB in November 2016, which requires that amounts for restricted cash should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. Accordingly, the item “changes in restricted cash” previously included in investing activities for the years ended December 31, 2015 and 2016 with an amount of RMB125.0 million and RMB229.6 million, respectively, was retrospectively removed from cash flows from investing activities and included in beginning and ending cash, cash equivalents and restricted cash balances (see Note 2(af)).